                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)             DESCRIPTION                                                       COUPON         MATURITY            VALUE

                  MUNICIPAL BONDS    158.4%
                  CALIFORNIA    146.6%
 $      2,000     A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                      *        08/01/21       $    936,020
        1,610     A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                      *        08/01/22            713,471
        1,000     Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens
                  Hosp Med Ctr (AMBAC Insd)                                           5.875%       12/01/19          1,139,250
        1,000     Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln
                  Glen Manor Sr Citizens (CA MTG Insd)                                6.100        02/15/25          1,090,020
        1,000     Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
                  Utd Dominion Ser A Rfdg (Asset Gty Insd) (AMT)                      6.400        08/15/30          1,086,940
        1,000     Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
                  Utd Dominion Ser B Rfdg (Asset Gty Insd)                            6.250        08/15/30          1,092,270
        1,485     Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)                 5.375        08/01/20          1,666,125
        2,000     Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay
                  Area Ser D                                                          5.000        04/01/17          2,175,420
        1,500     Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA
                  Insd)                                                               5.250        06/01/12          1,699,515
        1,390     Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
                  Insd) (a)                                                           5.500        08/01/19          1,565,877
        1,510     Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
                  Insd) (a)                                                           5.500        08/01/20          1,701,060
        2,000     Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser
                  A (AMBAC Insd)                                                      5.250        12/01/19          2,216,560
        1,500     Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser
                  A (AMBAC Insd)                                                      5.250        12/01/23          1,638,870
        1,000     California Edl Fac Auth Rev Pooled College & Univ Proj
                  Ser B                                                               6.750        06/01/30          1,089,130
        1,000     California Edl Fac Auth Rev Pooled College & Univ Proj
                  Ser B                                                               5.250        04/01/24          1,014,910
          505     California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A
                  (AMT) (MBIA Insd)                                                   6.000        03/01/16            534,987
        1,000     California Hsg Fin Agy Rev Multi-Family Hsg III Ser A
                  (AMT) (MBIA Insd)                                                   5.850        08/01/17          1,045,350
        2,000     California Infrastructure & Econ Dev Bk Rev Bay Area
                  Toll Brdgs First Lien Ser A (FGIC Insd)                             5.000        07/01/29          2,094,320
        1,000     California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas &
                  Elec Ser A Rfdg (MBIA Insd)                                         5.900        06/01/14          1,186,740
        3,000     California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific
                  Gas & Elec Ser A Rfdg (AMT) (Variable Rate Coupon) (FGIC
                  Insd)                                                               3.500        12/01/23          3,040,590
          140     California Rural Home Mtg Fin Auth Single Family Mtg Rev
                  Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)                  6.150        06/01/20            141,424
           20     California Rural Home Mtg Fin Auth Single Family Mtg Rev
                  Mtg Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)                  7.500        08/01/27             20,437
           55     California Rural Home Mtg Fin Auth Single Family Mtg Rev
                  Mtg Bkd Secs Ser A2 (AMT) (GNMA Collateralized)                     7.950        12/01/24             56,057

        2,400     California St (AMBAC Insd)                                          6.400        09/01/08          2,716,032
        1,000     California St (FGIC Insd)                                           5.000        10/01/23          1,038,460
        1,000     California St (MBIA Insd)                                           5.000        02/01/26          1,055,590
        1,585     California St Pub Wks Brd Dept Corrections Ser C                    5.000        06/01/09          1,713,385
        1,000     California St Pub Wks Brd Dept Corrections Ser C                    5.500        06/01/23          1,104,760
        3,000     California St Pub Wks Brd Energy Efficiency Rev Ser A
                  (FSA Insd)                                                          5.250        05/01/08          3,023,160
        1,255     California St Rfdg (XLCA Insd)                                      5.500        03/01/11          1,420,422
        1,000     California St Univ Fresno Assn Sr Aux Organization Event
                  Ctr                                                                 6.000        07/01/31          1,060,880
        3,000     California St Vet Bd Ser BH (AMT) (FSA Insd)                        5.400        12/01/15          3,152,610
        2,000     California St Vet Bd Ser BH (AMT) (FSA Insd)                        5.400        12/01/16          2,101,740
        1,000     California Statewide Cmntys Dev Huntington Mem Hosp
                  (Connie Lee Insd)                                                   5.750        07/01/16          1,065,190
        1,085     Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                  (MBIA Insd) (a)                                                         *        08/01/32            268,364
        1,085     Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                  (MBIA Insd) (a)                                                         *        08/01/33            255,073
        2,000     Central Vly Fin Auth CA Cogeneration Proj Rev Carson
                  Ice-Gen Proj Rev (MBIA Insd)                                        5.000        07/01/17          2,139,920
        1,500     Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                      5.000        05/01/27          1,579,110
        1,440     Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys
                  Proj (AMBAC Insd)                                                   7.000        08/01/08          1,655,453
        1,580     Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (a)            5.000        07/01/06          1,621,064
        1,230     Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
                  Insd)                                                               5.500        06/01/25          1,380,097
        1,110     Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
                  Insd)                                                               5.000        06/01/29          1,166,976
        1,965     Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj
                  Rfdg (MBIA Insd)                                                    5.500        11/01/22          2,137,350
        1,250     Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)               *        09/01/16            760,612
        1,595     Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)               *        09/01/17            920,682
        1,735     Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
                  Insd) (a)                                                               *        09/01/18            948,559
        2,000     East Bay, CA Muni Util Dist Wtr Sys Rev Sub                         5.250        06/01/19          2,163,400
        1,000     El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                 5.600        09/01/29          1,121,460
        1,000     El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                 5.600        09/01/34          1,121,460
        1,000     Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
                  No 5 New Sch (FSA Insd)                                             5.375        08/15/29          1,084,920
        3,000     Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser
                  A (MBIA Insd)                                                       5.000        09/01/33          3,136,500
        1,010     Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap
                  Apprec Ser A (AMBAC Insd) (a)                                           *        10/01/19            521,726
        1,060     Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap
                  Apprec Ser A (AMBAC Insd) (a)                                           *        10/01/21            492,296
        6,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
                  Rfdg                                                                    *        01/15/30          1,389,600
        5,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
                  Rfdg                                                                    *        01/15/31          1,087,450
        2,950     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
                  Sr Lien Ser A (Escrowed to Maturity)                                    *        01/01/27          1,053,238
        3,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                  Apprec Rfdg (b)                                                   0/5.875        01/15/27          2,481,780
        1,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                   5.750        01/15/40          1,019,170
        1,000     Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A
                  Rfdg (MBIA Insd)                                                    5.750        11/01/16          1,103,130

        1,115     Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs
                  Cap Impt Pgm (FSA Insd)                                             5.000        12/15/23          1,196,217
        1,500     Glendale, CA Uni Sch Dist Ser C (FSA Insd)                          5.500        09/01/19          1,676,955
        2,000     Industry, CA Urban Dev Agy Tax Alloc Civic Rec Indl No 1
                  Rfdg (MBIA Insd)                                                    5.500        05/01/14          2,144,900
        1,000     Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt
                  Fin Proj Ser B (AMT) (Prerefunded @ 08/01/06) (FSA Insd)            6.000        08/01/16          1,070,910
        1,000     Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
                  (AMBAC Insd)                                                        5.000        09/02/22          1,031,600
        1,000     La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                       5.250        09/01/24          1,095,740
        1,600     La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                  Rfdg (MBIA Insd)                                                    7.300        09/01/08          1,859,952
        1,420     La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                  Rfdg (AMBAC Insd)                                                   5.000        09/01/22          1,526,798
        1,145     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                  *        08/01/21            535,871
        1,020     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                      *        08/01/24            402,563
        1,255     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                  *        08/01/25            466,609
        1,000     Long Beach, CA Bond Fin Auth Lease Rev Rainbow Harbor
                  Refin Proj Ser A (AMBAC Insd)                                       5.250        05/01/24          1,088,590
        1,685     Long Beach, CA Bond Fin Auth North Long Beach Redev Proj
                  Ser A (AMBAC Insd)                                                  5.375        08/01/21          1,880,763
        1,000     Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                5.000        06/01/26          1,041,920
        1,000     Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A
                  (AMBAC Insd)                                                        5.500        08/01/31          1,096,850
        1,000     Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
                  (AMBAC Insd)                                                        6.000        11/01/19          1,156,380
        1,000     Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C
                  (FSA Insd)                                                          5.000        06/01/27          1,053,190
        3,650     Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC
                  Insd)                                                                   *        09/01/22          1,611,256
        2,400     Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)             5.000        10/01/26          2,540,832
        3,240     Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap
                  Apprec Second Issue (AMBAC Insd)                                        *        08/01/26            961,891
        3,180     Mount Diablo, CA Uni Sch Dist (FSA Insd)                            5.000        08/01/26          3,345,360
        1,000     Orange Cnty, CA Wtr Dist Rev Ser B (MBIA Insd)                      5.000        08/15/24          1,069,620
        1,000     Oxnard, CA Harbor Dist Rev Ser B                                    6.000        08/01/24          1,060,390
        1,230     Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2
                  Ser A Rfdg (MBIA Insd) (a)                                          5.000        08/01/21          1,327,933
        1,100     Pasadena, CA Area Cmnty College Dist Election of 2002
                  Ser A (FGIC Insd)                                                   5.000        06/01/21          1,188,583
        1,000     Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC
                  Insd)                                                               5.375        10/01/32          1,086,830
        3,350     Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                   5.375        11/01/25          3,579,073
        1,000     Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev
                  Proj (FSA Insd)                                                     5.250        09/01/20          1,087,150
        2,000     Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg
                  (AMBAC Insd)                                                        5.500        12/01/16          2,328,780
        2,000     Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg              5.875        12/01/27          2,076,280
        1,360     Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr
                  Sys Proj (AMBAC Insd) (a)                                           5.000        06/01/17          1,483,692
        2,000     Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)              5.000        12/01/33          2,086,180
          700     Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
                  Proctor & Gamble Proj                                               6.375        07/01/10            722,246
        2,000     San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)            5.500        09/01/20          2,234,920

        1,000     San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                  5.000        05/15/20          1,015,690
        1,500     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                  Second Ser 30 Rfdg (XLCA Insd)                                      5.250        05/01/16          1,671,915
        2,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                  Second Ser Issue 12-A (AMT) (FGIC Insd)                             5.800        05/01/21          2,087,500
        1,000     San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser
                  F Rfdg (MBIA Insd)                                                  5.000        09/01/17          1,087,980
        1,600     San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC
                  Insd)                                                               5.700        11/01/20          1,812,816
        1,000     San Ramon Valley, CA Uni Sch Dist Election 2002 (FSA
                  Insd)                                                               5.000        08/01/24          1,071,450
        1,220     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West
                  End Proj Rfdg (FGIC Insd) (a)                                       5.250        09/01/20          1,345,209
        1,285     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West
                  End Proj Rfdg (FGIC Insd) (a)                                       5.250        09/01/21          1,410,956
        1,350     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West
                  End Proj Rfdg (FGIC Insd) (a)                                       5.250        09/01/22          1,477,170
          945     Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
                  (Variable Rate Coupon) (FNMA Collateralized)                        5.625        08/01/29          1,001,794
        1,260     Sweetwater, CA Auth Wtr Rev (FSA Insd)                              5.500        04/01/17          1,406,097
        2,000     University of CA Ctf Part San Diego Campus Proj Ser A               5.250        01/01/32          2,095,460
        1,000     University of CA Rev Resh Fac Ser E (AMBAC Insd)                    5.000        09/01/19          1,084,250
        1,000     Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)           5.000        03/01/25          1,058,850
                                                                                                                ---------------
                                                                                                                   150,750,923
                                                                                                                ---------------

                  PUERTO RICO    9.5%
        5,000     Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg
                  (FSA Insd)                                                          6.250        07/01/21          6,389,850
        1,000     Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC
                  Insd)                                                               5.250        07/01/16          1,126,600
        2,000     Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                5.375        07/01/17          2,265,500
                                                                                                                ---------------
                                                                                                                     9,781,950
                                                                                                                ---------------

                  U. S. VIRGIN ISLANDS    2.3%
        1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt
                  Ser A                                                               6.375        10/01/19          1,157,460
        1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt
                  Ser A                                                               6.500        10/01/24          1,158,350
                                                                                                                ---------------
                                                                                                                     2,315,810
                                                                                                                ---------------

TOTAL LONG-TERM INVESTMENTS    158.4%
   (Cost $149,537,371)                                                                                             162,848,683

SHORT-TERM INVESTMENT    0.8%
   (Cost $800,000)                                                                                                     800,000
                                                                                                                ---------------


TOTAL INVESTMENTS    159.2%
   (Cost $150,337,371)                                                                                             163,648,683

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.8%)                                                                      (839,289)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.4%)                                                     (60,013,972)
                                                                                                                ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                  $102,795,422
                                                                                                                ===============

                Percentages are calculated as a percentage of net assets
                applicable to common shares.
*               Zero coupon bond
(a)             The Trust owns 100% of the bond issuance.
(b)             Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
AMBAC        -  AMBAC Indemnity Corp.
AMT          -  Alternative Minimum Tax
Asset Gty    -  Asset Guaranty Insurance Co.
CA MTG       -  California Mortgage Insurance
Connie Lee   -  Connie Lee Insurance Co.
FGIC         -  Financial Guaranty Insurance Co.
FNMA         -  Federal National Mortgage Association
FSA          -  Financial Security Assurance Inc.
GNMA         -  Government National Mortgage Association
MBIA         -  Municipal Bond Investors Assurance Corp.
XLCA         -  XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005